Debentures (Schedule of Debentures) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Disclosure of detailed information about financial instruments [line items]
Debentures	€ 57,631	€ 33,806
Less current maturities	(4,644)	(4,744)	[1]	€ (4,482)
Total long-term debentures	52,987	29,046	[1]	€ 32,226
Face value
Disclosure of detailed information about financial instruments [line items]
Debentures	58,623	34,687
Less current maturities	4,825	4,955
Total long-term debentures	53,798	29,732
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	57,631	33,790
Less current maturities	4,644	4,744
Total long-term debentures	€ 52,987	€ 29,046

[1]	Please refer to note 2C for functional and presentation currency.